SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, as follows:

%
Research equipment and software	25-33
Leasehold improvements	10
Furniture and office equipment	7

Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, as follows:

%
Research equipment and software	25-33%
Leasehold improvements	10
Furniture and office equipment	7